Subsequent Events (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 11, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Paid		$ 1,489
Carrying Amount of Assets in Excess of Liabilities		$ 2,800	$ 3,000
Subsequent Event
Subsequent Event [Line Items]
Paid	$ 1,500